INVENTORY (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw material	$ 10,111	$ 2,667
Inventory, Gross	10,111	2,667
Less: reserve for obsolete inventory
Inventory net	$ 10,111	$ 2,667